ING Equity Trust

ING Index Plus LargeCap Equity Fund

(formerly, ING Principal Protection Fund)

(“Fund”)

Supplement dated January 4, 2007

to the Fund’s Class A, Class B, Class C and Class Q  Prospectus

dated October 11, 2006

Effective December 15, 2006, Class B shares of the Fund are closed to new investment, with limited exceptions. The Class A, Class B, Class C and Class Q Prospectus is hereby revised as follows:

1.                                       The following paragraph is added to the end of the section entitled “Choosing a Share Class  – ING Purchase Options – Class B” on page 7 of the Class A, Class B, Class C and Class Q Prospectus:

•                  Class B shares of ING Index Plus LargeCap Equity Fund are closed to new investment, except that: (1) Class B shares of ING Index Plus LargeCap Equity Fund may be purchased through the reinvestment of dividends issued by Class B shares of the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under the Prospectus, existing shareholders of the Fund may acquire Class B shares of the Funds through the exchange of other funds in the ING mutual funds complex.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Equity Trust

ING Index Plus LargeCap Equity Fund

(formerly, ING Principal Protection Fund)

(“Fund”)

Supplement dated January 4, 2007

to the Fund’s Class A, Class B, Class C and Class Q Shares

Statement of Additional Information (“SAI”)

dated October 11, 2006

Effective December 15, 2006, Class B shares of the Fund are closed to new investment, with limited exceptions. The SAI is hereby revised as follows:

1.                                       The following paragraph is added after the second paragraph in the section entitled “Purchase and Redemption of Shares” on page 65 of the SAI:

Class B shares of ING Index Plus LargeCap Equity Fund are closed to new investment, except that: (1) Class B shares of ING Index Plus LargeCap Equity Fund may be purchased through the reinvestment of dividends issued by Class B shares of the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under the Prospectus, existing shareholders of the Fund may acquire Class B shares of the Funds through the exchange of other funds in the ING mutual funds complex.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE